SIGNIFICANT COMMITMENTS AND AGREEMENTS - Borrowings and other credit facilities (Details) - Dec. 31, 2019 $ in Millions, Rp in Billions	USD ($)	IDR (Rp)
Borrowings and other credit facilities
Total facility		Rp 1,500
Facility utilized		967
BRI
Borrowings and other credit facilities
Total facility		500
Facility utilized		291
BRI | Telkomsel
Borrowings and other credit facilities
Total facility		1,000
BRI | Payment guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		531
BRI | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		20
BNI
Borrowings and other credit facilities
Total facility		500
Facility utilized		386
BNI | Telkomsel
Borrowings and other credit facilities
Total facility		2,100
BNI | Sigma
Borrowings and other credit facilities
Total facility		119
BNI | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		4
BNI | Surety bond | Telkomsel
Borrowings and other credit facilities
Facility utilized		1,030
Bank Mandiri
Borrowings and other credit facilities
Total facility		500
Facility utilized		290
Bank Mandiri | TII
Borrowings and other credit facilities
Total facility	$ 15	202
Maximum capacity	$ 25	353
PT Bank Central Asia Tbk ("BCA") | Telkomsel
Borrowings and other credit facilities
Total facility		150
PT Bank Central Asia Tbk ("BCA") | Performance guarantee | Telkomsel
Borrowings and other credit facilities
Facility utilized		Rp 2